TAXATION (Schedule of Reconciliation of Statutory and Effective Tax Rate) (Details))	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation between the PRC's statutory income tax rate and the actual effective tax rate
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Effect of foreign tax rates differential (as a percent)	9.00%	(8.00%)	(16.00%)
Deferred tax rate differential (as a percent)	11.00%	(1.00%)	4.00%
Non-deductible expenses (as a percent)	7.00%	(36.00%)	(30.00%)
Change in valuation allowance (as a percent)	(29.00%)	18.00%	14.00%
Effect of elimination of unrealized intra-entity profits	46.00%	(5.00%)
Effect of preferential tax treatment inside of PRC	(36.00%)
Other (as a percent)	3.00%		(2.00%)
Effective income tax rate (as a percent)	36.00%	(7.00%)	(5.00%)